21. Net Loss per Common Share	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Earnings Per Share [Abstract]
21. Net Loss per Common Share

18. Net loss per Common Share

Basic income (loss) per share is based on the weighted-average number of common shares outstanding during each period. Diluted income (loss) per share is based on basic shares as determined above, plus the incremental shares that would be issued upon the assumed exercise of “in-the-money” options and warrants using the treasury stock method and the inclusion of all convertible securities, including convertible debentures, assuming these securities were converted at the beginning of the period or at the time of issuance, if later, adding back any direct incremental expenses related to the convertible securities, including interest expense, present value discount amortization. The computation of diluted net income (loss) per share does not assume the issuance of common shares that have an anti-dilutive effect on net loss per share.

The computation of the diluted income per share for the three and six months ended June 30, 2022 and 2021 was anti-dilutive due to the losses realized.

For the three and six months ended June 30, 2022 and 2021, the following options and warrants were excluded from the computation of diluted loss per share as the result of the computation was anti-dilutive:

Description	Three and Six Months ended June 30, 2022	Three and Six Months ended June 31, 2021
Options	2,926,438	1,697,938
Warrants	4,205,395	562,336
	7,131,833	2,260,274

21. Net Loss per Common Share

Basic loss per share is based on the weighted-average number of common shares outstanding during each year. Diluted loss per share is based on basic shares as determined above, plus the incremental shares that would be issued upon the assumed exercise of “in-the-money” warrants using the treasury stock method and the inclusion of all convertible securities, including convertible debentures, assuming these securities were converted at the beginning of the period or at the time of issuance, if later. The computation of diluted net loss per share does not assume the issuance of common shares that have an anti-dilutive effect on net loss per share.

For the years ended December 31, 2021 and 2020, the following options, warrants and convertible debentures were excluded from the computation of diluted loss per share as the result of the computation was anti-dilutive:

Description	Year ended December 31, 2021	Year ended December 31, 2020

Options	2,766,438	1,622,938
Warrants	546,336	2,053,145
Convertible debentures	—	10,796
	3,312,774	3,686,879

18. Net loss per Common Share

18. Net loss per Common Share

Basic income (loss) per share is based on the weighted-average number of common shares outstanding during each period. Diluted income (loss) per share is based on basic shares as determined above, plus the incremental shares that would be issued upon the assumed exercise of “in-the-money” options and warrants using the treasury stock method and the inclusion of all convertible securities, including convertible debentures, assuming these securities were converted at the beginning of the period or at the time of issuance, if later, adding back any direct incremental expenses related to the convertible securities, including interest expense, present value discount amortization. The computation of diluted net income (loss) per share does not assume the issuance of common shares that have an anti-dilutive effect on net loss per share.

The computation of the diluted income per share for the three and six months ended June 30, 2022 and 2021 was anti-dilutive due to the losses realized.

For the three and six months ended June 30, 2022 and 2021, the following options and warrants were excluded from the computation of diluted loss per share as the result of the computation was anti-dilutive:

Description	Three and Six Months ended June 30, 2022	Three and Six Months ended June 31, 2021
Options	2,926,438	1,697,938
Warrants	4,205,395	562,336
	7,131,833	2,260,274

21. Net Loss per Common Share

Basic loss per share is based on the weighted-average number of common shares outstanding during each year. Diluted loss per share is based on basic shares as determined above, plus the incremental shares that would be issued upon the assumed exercise of “in-the-money” warrants using the treasury stock method and the inclusion of all convertible securities, including convertible debentures, assuming these securities were converted at the beginning of the period or at the time of issuance, if later. The computation of diluted net loss per share does not assume the issuance of common shares that have an anti-dilutive effect on net loss per share.

For the years ended December 31, 2021 and 2020, the following options, warrants and convertible debentures were excluded from the computation of diluted loss per share as the result of the computation was anti-dilutive:

Description	Year ended December 31, 2021	Year ended December 31, 2020

Options	2,766,438	1,622,938
Warrants	546,336	2,053,145
Convertible debentures	—	10,796
	3,312,774	3,686,879